Exhibit 99.1

World Omni Select Auto Trust 2025-A

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	741,497,346.43	23,697
Principal Payments	22,262,737.95	734
Defaulted Receivables	6,004,746.75	185
Repurchased Accounts	0.00	0
Pool Balance at 01/31/26	713,229,861.73	22,778

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.35%
Prepayment ABS Speed	2.08%
Aggregate Starting Principal Balance	835,651,463.60	25,966

Delinquent Receivables:
Past Due 31-60 days	33,564,889.23	1,156
Past Due 61-90 days	11,481,741.58	358
Past Due 91-120 days	2,897,439.45	88
Past Due 121+ days	0.00	0
Total	47,944,070.26	1,602

Total 31+ Delinquent as % Ending Pool Balance	6.72%
Total 61+ Delinquent as % Ending Pool Balance	2.02%
Delinquency Trigger Occurred	NO

Recoveries	2,946,533.88
Aggregate Net Losses/(Gains) - January 2026	3,058,212.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	4.95%
Prior Net Losses/(Gains) Ratio	2.43%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	2.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	83,804,508.75
Actual Overcollateralization	83,804,508.75
Weighted Average Contract Rate	10.73%
Weighted Average Remaining Term	64.10

Flow of Funds	$ Amount
Collections	31,694,825.72
Investment Earnings on Cash Accounts	15,484.91
Servicing Fee	(772,393.07)
Transfer to Collection Account	-
Available Funds	30,937,917.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,988,230.87
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	170,349.42
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	24,946,055.24
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,833,282.03

Total Distributions of Available Funds	30,937,917.56

Servicing Fee	772,393.07
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	666,450,000.00
Original Class B	47,210,000.00
Original Class C	44,700,000.00

Total Class A, B, C
Note Balance @ 01/15/26	654,371,408.22
Principal Paid	24,946,055.24
Note Balance @ 02/17/26	629,425,352.98

Class A-1
Note Balance @ 01/15/26	26,011,408.22
Principal Paid	24,946,055.24
Note Balance @ 02/17/26	1,065,352.98
Note Factor @ 02/17/26	0.8195023%

Class A-2a
Note Balance @ 01/15/26	285,520,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	285,520,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-2b
Note Balance @ 01/15/26	90,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	90,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-3
Note Balance @ 01/15/26	160,930,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	160,930,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	47,210,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	47,210,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	44,700,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	44,700,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,158,580.29
Total Principal Paid	24,946,055.24
Total Paid	27,104,635.53

Class A-1
Coupon	4.22200%
Interest Paid	100,668.49
Principal Paid	24,946,055.24
Total Paid to A-1 Holders	25,046,723.73

Class A-2a
Coupon	4.14000%
Interest Paid	985,044.00
Principal Paid	0.00
Total Paid to A-2a Holders	985,044.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.30735%
Interest Paid	355,356.38
Principal Paid	0.00
Total Paid to A-2b Holders	355,356.38

Class A-3
Coupon	4.08000%
Interest Paid	547,162.00
Principal Paid	0.00
Total Paid to A-3 Holders	547,162.00

Class B
Coupon	4.33000%
Interest Paid	170,349.42
Principal Paid	0.00
Total Paid to B Holders	170,349.42

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8463794
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.8947403
Total Distribution Amount	35.7411197

A-1 Interest Distribution Amount	0.7743730
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	191.8927326
Total A-1 Distribution Amount	192.6671056

A-2a Interest Distribution Amount	3.4500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4500000

A-2b Interest Distribution Amount	3.9484042
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.9484042

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

B Interest Distribution Amount	3.6083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6083334

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	4,178,257.32
Investment Earnings	12,420.71
Investment Earnings Paid	(12,420.71)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	4,178,257.32
Change	-

Required Reserve Amount	4,178,257.32

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2025-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.